Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
		Basic Materials: 2.0%
200,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$196,556	0.1
200,000	(1)	Anglo American Capital PLC, 2.875%, 03/17/2031	199,268	0.1
425,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	503,976	0.2
351,000		Dow Chemical Co., 4.375%, 11/15/2042	415,464	0.2
271,000		Dow Chemical Co/The, 2.100%, 11/15/2030	266,744	0.1
284,000		Dow Chemical Co/The, 5.550%, 11/30/2048	399,446	0.2
449,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	443,365	0.2
250,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	253,256	0.1
127,000	(1)	International Flavors & Fragrances, Inc., 3.468%, 12/01/2050	133,362	0.0
80,000		Mosaic Co/The, 4.875%, 11/15/2041	93,710	0.0
681,000		Mosaic Co/The, 5.450%, 11/15/2033	845,711	0.3
65,000		Mosaic Co/The, 5.625%, 11/15/2043	86,517	0.0
174,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	182,437	0.1
184,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	209,338	0.1
319,000		Nutrien Ltd., 2.950%, 05/13/2030	336,072	0.1
247,000		Nutrien Ltd., 3.950%, 05/13/2050	286,707	0.1
154,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	152,964	0.1
			5,004,893	2.0

		Communications: 10.6%
627,000		Amazon.com, Inc., 3.100%, 05/12/2051	671,067	0.3
356,000		Amazon.com, Inc., 3.250%, 05/12/2061	384,335	0.2
511,000		AT&T, Inc., 3.500%, 06/01/2041	526,290	0.2
1,078,000		AT&T, Inc., 3.550%, 09/15/2055	1,083,733	0.4
845,000		AT&T, Inc., 3.650%, 09/15/2059	855,017	0.4
307,000		AT&T, Inc., 3.800%, 12/01/2057	320,335	0.1
1,031,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	1,042,161	0.4
1,127,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,161,278	0.5
411,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 06/01/2033	419,966	0.2
375,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	362,190	0.2
102,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	114,483	0.1
160,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	186,037	0.1
39,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	53,374	0.0
587,000	(1)	Comcast Corp., 2.887%, 11/01/2051	569,273	0.2
545,000	(1)	Comcast Corp., 2.937%, 11/01/2056	520,552	0.2
105,000		Comcast Corp., 3.200%, 07/15/2036	112,176	0.0
389,000		Comcast Corp., 3.250%, 11/01/2039	411,199	0.2
212,000		Comcast Corp., 3.900%, 03/01/2038	240,334	0.1
190,000		Comcast Corp., 4.000%, 08/15/2047	219,092	0.1
320,000		Comcast Corp., 5.650%, 06/15/2035	424,491	0.2
46,000		Comcast Corp., 6.500%, 11/15/2035	66,273	0.0
434,000		Corning, Inc., 5.450%, 11/15/2079	574,828	0.2
408,000		Discovery Communications LLC, 2.950%, 03/20/2023	417,399	0.2
83,000		Discovery Communications LLC, 3.450%, 03/15/2025	87,143	0.0
272,000		Discovery Communications LLC, 4.875%, 04/01/2043	321,251	0.1
308,000		Discovery Communications LLC, 5.300%, 05/15/2049	386,573	0.2
382,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	376,566	0.2
205,000	(1)	NBN Co. Ltd., 1.625%, 01/08/2027	201,262	0.1
215,000	(1)	NBN Co. Ltd., 2.500%, 01/08/2032	213,928	0.1
240,000		Netflix, Inc., 5.875%, 02/15/2025	269,998	0.1
363,000		Orange SA, 9.000%, 03/01/2031	556,831	0.2
180,000		Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	262,433	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
938,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	$941,775	0.4
106,000		T-Mobile USA, Inc., 2.550%, 02/15/2031	105,552	0.0
878,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	883,536	0.4
299,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	295,032	0.1
507,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	501,590	0.2
551,000		T-Mobile USA, Inc., 3.375%, 04/15/2029	562,389	0.2
498,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	518,971	0.2
250,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2031	260,527	0.1
300,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	302,996	0.1
1,034,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	1,019,998	0.4
127,000		Verizon Communications, Inc., 2.650%, 11/20/2040	120,894	0.1
144,000		Verizon Communications, Inc., 2.987%, 10/30/2056	136,630	0.1
48,000		Verizon Communications, Inc., 3.550%, 03/22/2051	51,811	0.0
1,226,000		Verizon Communications, Inc., 3.700%, 03/22/2061	1,331,992	0.5
169,000		Verizon Communications, Inc., 4.329%, 09/21/2028	192,149	0.1
1,563,000		Verizon Communications, Inc., 4.500%, 08/10/2033	1,840,251	0.8
444,000		Verizon Communications, Inc., 4.812%, 03/15/2039	557,775	0.2
86,000		ViacomCBS, Inc., 5.500%, 05/15/2033	107,362	0.0
297,000		ViacomCBS, Inc., 5.850%, 09/01/2043	400,920	0.2
242,000		Vodafone Group PLC, 5.125%, 06/19/2059	319,341	0.1
822,000	(2)	Vodafone Group PLC, 5.125%, 06/04/2081	841,814	0.3
135,000	(3)	Walt Disney Co/The, 1.750%, 01/13/2026	136,530	0.1
93,000		Walt Disney Co/The, 2.000%, 09/01/2029	92,602	0.0
52,000		Walt Disney Co/The, 4.625%, 03/23/2040	64,758	0.0
249,000		Walt Disney Co/The, 4.750%, 11/15/2046	328,064	0.1
197,000		Walt Disney Co/The, 6.550%, 03/15/2033	275,744	0.1
144,000		Walt Disney Co/The, 7.750%, 01/20/2024	163,191	0.1
165,000		Walt Disney Co/The, 8.500%, 02/23/2025	201,009	0.1
			25,967,071	10.6

		Consumer, Cyclical: 4.5%
380,626	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	416,771	0.2
365,304		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	358,907	0.1
67,293		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	69,543	0.0
21,332		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	21,028	0.0
9,262		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	9,227	0.0
647,656		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	648,158	0.3
333,594		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	349,076	0.1
46,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	47,906	0.0
46,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	49,255	0.0
360,000		American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 01/11/2032	357,789	0.1
346,287		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	359,426	0.2
530,677		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	548,586	0.2
216,980		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	216,271	0.1
266,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	279,734	0.1
513,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	560,597	0.2
215,000		Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	223,651	0.1
425,000		Ford Motor Credit Co. LLC, 5.125%, 06/16/2025	462,740	0.2
189,000		General Motors Co., 5.950%, 04/01/2049	259,308	0.1
619,000		General Motors Co., 6.750%, 04/01/2046	886,755	0.4
335,000		Hasbro, Inc., 3.000%, 11/19/2024	348,858	0.1
532,000		Home Depot, Inc./The, 2.750%, 09/15/2051	529,694	0.2
284,000		Home Depot, Inc./The, 3.300%, 04/15/2040	308,508	0.1
99,000		McDonald's Corp., 4.200%, 04/01/2050	120,149	0.1
105,000		McDonald's Corp., 5.700%, 02/01/2039	142,724	0.1
200,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	213,801	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
145,410		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	$150,914	0.1
71,172		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	74,521	0.0
133,899		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	140,148	0.1
455,215		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	469,572	0.2
228,680		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	226,866	0.1
42,934		United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	43,558	0.0
16,405		United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 02/25/2033	17,696	0.0
178,853		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	196,249	0.1
61,064		United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	63,662	0.0
75,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	78,304	0.0
50,000	(1)	United Airlines, Inc., 4.625%, 04/15/2029	51,666	0.0
445,451		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	467,431	0.2
632,514		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	630,575	0.3
176,848		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	181,264	0.1
281,815		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	284,888	0.1
241,000		WW Grainger, Inc., 3.750%, 05/15/2046	276,213	0.1
			11,141,989	4.5

		Consumer, Non-cyclical: 14.6%
90,000		AbbVie, Inc., 2.950%, 11/21/2026	94,900	0.0
437,000		AbbVie, Inc., 3.200%, 05/14/2026	463,747	0.2
513,000		AbbVie, Inc., 3.200%, 11/21/2029	549,064	0.2
470,000		AbbVie, Inc., 4.050%, 11/21/2039	540,304	0.2
192,000		AbbVie, Inc., 4.250%, 11/21/2049	231,421	0.1
23,000		AbbVie, Inc., 4.450%, 05/14/2046	27,884	0.0
367,000		AbbVie, Inc., 4.500%, 05/14/2035	439,717	0.2
331,000		AbbVie, Inc., 4.625%, 10/01/2042	405,765	0.2
468,000		Altria Group, Inc., 2.450%, 02/04/2032	444,827	0.2
487,000		Altria Group, Inc., 3.400%, 05/06/2030	504,392	0.2
404,000		Altria Group, Inc., 3.700%, 02/04/2051	377,319	0.1
58,000		Altria Group, Inc., 4.800%, 02/14/2029	65,476	0.0
256,000		Amgen, Inc., 2.200%, 02/21/2027	262,217	0.1
103,000		Amgen, Inc., 2.300%, 02/25/2031	103,693	0.0
174,000		Amgen, Inc., 2.450%, 02/21/2030	177,285	0.1
426,000		Amgen, Inc., 3.150%, 02/21/2040	437,777	0.2
971,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 02/01/2026	1,043,404	0.4
965,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,222,507	0.5
409,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	479,824	0.2
439,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	526,024	0.2
314,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	365,805	0.1
170,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	235,755	0.1
230,000		Anthem, Inc., 2.875%, 09/15/2029	240,954	0.1
82,000		Anthem, Inc., 4.550%, 03/01/2048	102,515	0.0
197,000		Anthem, Inc., 4.625%, 05/15/2042	245,334	0.1
132,000		Anthem, Inc., 5.100%, 01/15/2044	174,651	0.1
482,000		AstraZeneca PLC, 0.700%, 04/08/2026	466,690	0.2
371,000		AstraZeneca PLC, 3.375%, 11/16/2025	398,538	0.2
1,085,000		BAT Capital Corp., 2.726%, 03/25/2031	1,054,213	0.4
290,000		BAT Capital Corp., 3.215%, 09/06/2026	302,118	0.1
599,000		BAT Capital Corp., 3.984%, 09/25/2050	577,298	0.2
160,000	(1)	Baxter International, Inc., 1.915%, 02/01/2027	160,684	0.1
240,000	(1)	Baxter International, Inc., 2.539%, 02/01/2032	242,722	0.1
125,000	(1)	Baxter International, Inc., 3.132%, 12/01/2051	128,926	0.0
299,000		Boston Scientific Corp., 4.700%, 03/01/2049	379,686	0.2
187,000		Bristol-Myers Squibb Co., 1.125%, 11/13/2027	182,915	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
187,000		Bristol-Myers Squibb Co., 2.550%, 11/13/2050	$177,406	0.1
381,000		Bristol-Myers Squibb Co., 3.200%, 06/15/2026	410,098	0.2
42,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	45,486	0.0
313,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	387,761	0.2
226,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	289,306	0.1
30,000		Bristol-Myers Squibb Co., 5.000%, 08/15/2045	39,938	0.0
413,000		Centene Corp., 2.450%, 07/15/2028	407,441	0.2
314,000		Cigna Corp., 3.200%, 03/15/2040	325,973	0.1
541,000		Cigna Corp., 4.800%, 08/15/2038	666,628	0.3
144,000		Cigna Corp., 4.900%, 12/15/2048	186,529	0.1
510,000	(1)	Coca-Cola Europacific Partners PLC, 0.500%, 05/05/2023	505,927	0.2
415,000	(1)	Coca-Cola Europacific Partners PLC, 0.800%, 05/03/2024	408,354	0.2
377,000	(1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	369,710	0.1
223,000		CVS Health Corp., 1.300%, 08/21/2027	216,360	0.1
152,000		CVS Health Corp., 2.700%, 08/21/2040	146,726	0.1
858,000		CVS Health Corp., 4.780%, 03/25/2038	1,046,244	0.4
423,000		CVS Health Corp., 5.050%, 03/25/2048	554,021	0.2
424,000		Diageo Capital PLC, 2.125%, 10/24/2024	433,784	0.2
662,000		Diageo Capital PLC, 3.500%, 09/18/2023	689,724	0.3
479,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	477,175	0.2
646,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	683,379	0.3
358,000		HCA, Inc., 4.125%, 06/15/2029	394,313	0.2
489,000		HCA, Inc., 5.250%, 06/15/2049	629,217	0.3
430,000		HCA, Inc., 5.875%, 02/01/2029	513,059	0.2
283,000		Hershey Co/The, 3.125%, 11/15/2049	303,910	0.1
235,000		Hormel Foods Corp., 1.700%, 06/03/2028	234,274	0.1
314,000		Hormel Foods Corp., 3.050%, 06/03/2051	334,342	0.1
252,000		Humana, Inc., 4.625%, 12/01/2042	311,714	0.1
286,000		J M Smucker Co/The, 2.750%, 09/15/2041	277,569	0.1
267,000		Johnson & Johnson, 3.625%, 03/03/2037	307,051	0.1
715,000		Kroger Co/The, 2.200%, 05/01/2030	713,020	0.3
436,000	(1)	Mars, Inc., 2.375%, 07/16/2040	415,985	0.2
156,000		Merck & Co., Inc., 1.900%, 12/10/2028	156,833	0.1
160,000		Merck & Co., Inc., 2.150%, 12/10/2031	160,579	0.1
125,000		Merck & Co., Inc., 2.750%, 12/10/2051	123,925	0.0
125,000		Merck & Co., Inc., 2.900%, 12/10/2061	124,629	0.0
225,000		Moody's Corp., 3.100%, 11/29/2061	223,728	0.1
220,000		Moody's Corp., 3.750%, 03/24/2025	235,197	0.1
546,000		Mylan, Inc., 5.200%, 04/15/2048	677,547	0.3
444,000	(1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	432,904	0.2
200,000	(1)	Nestle Holdings, Inc., 2.625%, 09/14/2051	198,456	0.1
210,000		PepsiCo, Inc., 2.625%, 10/21/2041	212,895	0.1
217,000		PepsiCo, Inc., 2.750%, 10/21/2051	222,977	0.1
303,000		PerkinElmer, Inc., 3.300%, 09/15/2029	321,026	0.1
101,000		Pfizer, Inc., 3.900%, 03/15/2039	119,054	0.0
200,000		Quanta Services, Inc., 0.950%, 10/01/2024	197,952	0.1
200,000		Quanta Services, Inc., 2.350%, 01/15/2032	194,413	0.1
225,000	(1)	Roche Holdings, Inc., 1.930%, 12/13/2028	226,526	0.1
385,000	(1)	Roche Holdings, Inc., 2.076%, 12/13/2031	384,190	0.2
200,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	196,788	0.1
493,000		Royalty Pharma PLC, 1.200%, 09/02/2025	483,044	0.2
742,000		Royalty Pharma PLC, 1.750%, 09/02/2027	729,503	0.3
236,000		Royalty Pharma PLC, 3.550%, 09/02/2050	234,541	0.1
206,000		S&P Global, Inc., 1.250%, 08/15/2030	192,432	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	203,949	0.1
200,000	(3)	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	207,774	0.1
250,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	293,949	0.1
594,000	(1)	Triton Container International Ltd., 0.800%, 08/01/2023	588,356	0.2
204,000		Unilever Capital Corp., 2.625%, 08/12/2051	202,240	0.1
327,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	323,736	0.1
345,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	350,963	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
98,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	$100,102	0.0
116,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	121,576	0.0
146,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	158,269	0.1
142,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	157,745	0.1
179,000		UnitedHealth Group, Inc., 3.700%, 08/15/2049	206,505	0.1
39,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	49,891	0.0
157,000		Viatris, Inc., 3.850%, 06/22/2040	166,557	0.1
81,000		Viatris, Inc., 4.000%, 06/22/2050	86,462	0.0
			35,825,988	14.6

		Energy: 8.7%
135,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	133,256	0.1
478,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	492,446	0.2
384,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	409,955	0.2
487,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	539,376	0.2
299,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	311,676	0.1
286,000	(3)	Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	287,359	0.1
416,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	445,951	0.2
65,000		Chevron USA, Inc., 3.250%, 10/15/2029	70,293	0.0
597,000	(1)	ConocoPhillips, 2.400%, 02/15/2031	599,528	0.2
795,000	(1)	Coterra Energy, Inc., 3.900%, 05/15/2027	854,905	0.3
219,000	(1)	Coterra Energy, Inc., 4.375%, 03/15/2029	244,903	0.1
301,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	310,539	0.1
152,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	160,414	0.1
475,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	504,212	0.2
312,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	358,429	0.1
45,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	49,334	0.0
363,000		Energy Transfer L.P., 5.300%, 04/15/2047	421,628	0.2
201,000		Energy Transfer L.P., 5.400%, 10/01/2047	236,395	0.1
737,000	(2)	Energy Transfer L.P., 6.500%, 12/31/2199	751,740	0.3
290,000	(2)	Energy Transfer L.P., 7.125%, 12/31/2199	295,075	0.1
309,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	334,654	0.1
80,000		Exxon Mobil Corp., 2.019%, 08/16/2024	82,016	0.0
354,000		Exxon Mobil Corp., 2.275%, 08/16/2026	365,707	0.1
73,000		Exxon Mobil Corp., 2.440%, 08/16/2029	74,945	0.0
165,000		Exxon Mobil Corp., 2.610%, 10/15/2030	171,194	0.1
152,000		Exxon Mobil Corp., 2.995%, 08/16/2039	154,095	0.1
569,000		Exxon Mobil Corp., 4.227%, 03/19/2040	672,959	0.3
259,000		Hess Corp., 4.300%, 04/01/2027	282,268	0.1
661,000		Hess Corp., 5.600%, 02/15/2041	817,679	0.3
695,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	700,542	0.3
205,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	241,814	0.1
283,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	337,397	0.1
200,000		MPLX L.P., 1.750%, 03/01/2026	198,191	0.1
231,000		MPLX L.P., 2.650%, 08/15/2030	230,214	0.1
236,000		MPLX L.P., 4.000%, 02/15/2025	251,883	0.1
125,000		MPLX L.P., 4.700%, 04/15/2048	144,564	0.1
688,000		MPLX L.P., 5.200%, 03/01/2047	844,347	0.3
198,000		MPLX L.P., 5.200%, 12/01/2047	241,069	0.1
162,000		MPLX L.P., 5.500%, 02/15/2049	207,364	0.1
159,000		ONEOK Partners L.P., 6.125%, 02/01/2041	201,027	0.1
186,000		Phillips 66, 0.900%, 02/15/2024	184,711	0.1
504,000		Phillips 66, 2.150%, 12/15/2030	485,609	0.2
128,000		Phillips 66, 3.300%, 03/15/2052	128,098	0.1
382,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	396,140	0.2
139,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	140,127	0.1
80,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	87,884	0.0
58,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	63,869	0.0
654,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	716,955	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
148,000		Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	$167,091	0.1
131,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	150,440	0.1
601,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	612,553	0.2
130,000		Shell International Finance BV, 2.875%, 11/26/2041	130,366	0.1
280,000		Shell International Finance BV, 3.000%, 11/26/2051	285,215	0.1
135,000		Shell International Finance BV, 4.125%, 05/11/2035	157,789	0.1
478,000		Shell International Finance BV, 4.000%, 05/10/2046	557,214	0.2
226,000		TotalEnergies Capital International SA, 2.829%, 01/10/2030	236,875	0.1
141,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	143,148	0.1
103,000		TotalEnergies Capital International SA, 3.386%, 06/29/2060	109,587	0.0
139,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	146,672	0.1
440,000		Valero Energy Corp., 3.650%, 12/01/2051	438,202	0.2
290,000		Williams Cos, Inc./The, 3.500%, 10/15/2051	293,682	0.1
364,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	389,739	0.2
291,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	358,480	0.1
461,000		Williams Partners L.P., 3.600%, 03/15/2022	461,418	0.2
461,000		Williams Partners L.P., 3.750%, 06/15/2027	498,062	0.2
			21,371,269	8.7

		Financial: 30.4%
600,000	(2)	ABN AMRO Bank NV, 4.400%, 03/27/2028	619,909	0.3
489,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	498,468	0.2
159,000		Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	149,636	0.1
483,000		American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	478,126	0.2
246,000		American Campus Communities Operating Partnership L.P., 2.850%, 02/01/2030	251,249	0.1
1,605,000		American Homes 4 Rent L.P., 4.250%, 02/15/2028	1,779,477	0.7
401,000		American International Group, Inc., 3.400%, 06/30/2030	434,106	0.2
254,000		American International Group, Inc., 3.875%, 01/15/2035	281,274	0.1
1,123,000		American International Group, Inc., 3.900%, 04/01/2026	1,218,310	0.5
195,000		American International Group, Inc., 4.200%, 04/01/2028	217,713	0.1
418,000		American International Group, Inc., 4.250%, 03/15/2029	478,084	0.2
210,000		American Tower Corp., 3.600%, 01/15/2028	226,418	0.1
35,000		American Tower Corp., 4.400%, 02/15/2026	38,250	0.0
432,000		Assurant, Inc., 2.650%, 01/15/2032	424,259	0.2
263,000		Assurant, Inc., 3.700%, 02/22/2030	279,429	0.1
958,000	(1),(2)	Australia & New Zealand Banking Group Ltd./United Kingdom, 6.750%, 12/31/2199	1,089,327	0.4
290,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	281,973	0.1
209,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	215,208	0.1
190,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	199,394	0.1
166,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	163,080	0.1
265,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	260,209	0.1
169,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	172,764	0.1
435,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	461,424	0.2
800,000	(2)	Banco Santander SA, 3.225%, 11/22/2032	801,624	0.3
400,000	(2),(3)	Banco Santander SA, 4.750%, 12/31/2199	400,716	0.2
200,000	(2)	Banco Santander SA, 7.500%, 12/31/2199	215,625	0.1
853,000	(2)	Bank of America Corp., 0.976%, 04/22/2025	846,595	0.3
198,000	(2)	Bank of America Corp., 0.981%, 09/25/2025	195,719	0.1
410,000	(2)	Bank of America Corp., 1.658%, 03/11/2027	407,259	0.2
1,302,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	1,247,511	0.5
788,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	798,709	0.3
563,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	554,149	0.2
265,000	(2)	Bank of America Corp., 2.592%, 04/29/2031	267,983	0.1
62,000	(2)	Bank of America Corp., 2.676%, 06/19/2041	59,783	0.0
814,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	826,936	0.3
305,000	(2)	Bank of America Corp., 3.194%, 07/23/2030	321,961	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
184,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	$196,576	0.1
283,000	(2)	Bank of America Corp., 4.078%, 04/23/2040	325,719	0.1
179,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	215,856	0.1
351,000		Bank of America Corp., 4.250%, 10/22/2026	387,550	0.2
451,000	(2)	Bank of America Corp., 4.271%, 07/23/2029	503,162	0.2
414,000		Bank of America Corp., 6.110%, 01/29/2037	557,795	0.2
290,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	287,584	0.1
588,000	(2)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	631,549	0.3
220,000	(2)	Bank of Nova Scotia/The, 3.625%, 10/27/2081	212,652	0.1
524,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	505,033	0.2
428,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	417,674	0.2
190,000	(1)	Blackstone Private Credit Fund, 2.625%, 12/15/2026	185,343	0.1
250,000	(1)	Blackstone Secured Lending Fund, 2.850%, 09/30/2028	243,917	0.1
386,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	378,132	0.2
380,000	(1),(2)	BPCE SA, 2.045%, 10/19/2027	376,955	0.2
311,000	(1),(2)	BPCE SA, 3.116%, 10/19/2032	312,332	0.1
493,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	464,891	0.2
189,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	189,955	0.1
121,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	123,822	0.1
584,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	580,767	0.2
114,000	(2)	Citigroup, Inc., 1.678%, 05/15/2024	115,301	0.0
123,000	(2)	Citigroup, Inc., 2.904%, 11/03/2042	122,019	0.0
177,000	(2)	Citigroup, Inc., 3.106%, 04/08/2026	185,676	0.1
151,000	(2)	Citigroup, Inc., 4.412%, 03/31/2031	172,624	0.1
696,000		Citigroup, Inc., 4.450%, 09/29/2027	776,639	0.3
343,000	(1)	CNO Global Funding, 1.750%, 10/07/2026	339,049	0.1
210,000	(1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	206,732	0.1
567,000	(1),(2)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	552,021	0.2
750,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	813,094	0.3
267,000	(1),(2),(3)	Credit Suisse Group AG, 4.500%, 12/31/2199	260,659	0.1
766,000	(1),(2)	Credit Suisse Group AG, 5.250%, 12/31/2199	792,810	0.3
475,000	(1),(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	513,142	0.2
350,000		CubeSmart L.P., 2.500%, 02/15/2032	348,860	0.1
1,052,000	(1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	1,093,770	0.4
235,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	262,021	0.1
677,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	657,300	0.3
592,000		Equinix, Inc., 2.900%, 11/18/2026	613,705	0.2
90,000		ERP Operating L.P., 4.500%, 07/01/2044	113,255	0.0
255,000		ERP Operating L.P., 2.850%, 11/01/2026	268,405	0.1
694,000		ERP Operating L.P., 3.000%, 07/01/2029	735,693	0.3
364,000		ERP Operating L.P., 3.250%, 08/01/2027	388,452	0.2
141,000		ERP Operating L.P., 4.000%, 08/01/2047	170,027	0.1
305,000		Essex Portfolio L.P., 2.550%, 06/15/2031	306,271	0.1
268,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	370,405	0.2
189,000		Goldman Sachs Group, Inc./The, 1.886%, (US0003M + 1.750%), 10/28/2027	198,504	0.1
35,000	(2)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	34,490	0.0
328,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	331,738	0.1
169,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	178,833	0.1
35,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	50,978	0.0
149,000		Goldman Sachs Group, Inc., 6.450%, 05/01/2036	204,088	0.1
508,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	721,522	0.3
415,000	(1)	Hartford Financial Services Group, Inc./The, 2.281%, (US0003M + 2.125%), 02/12/2067	396,417	0.2
193,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	259,933	0.1
1,446,000	(2)	HSBC Holdings PLC, 2.013%, 09/22/2028	1,416,572	0.6
200,000	(2)	HSBC Holdings PLC, 2.251%, 11/22/2027	200,534	0.1
470,000	(2)	HSBC Holdings PLC, 2.871%, 11/22/2032	474,417	0.2
1,485,000	(1),(2)	Intesa Sanpaolo SpA, 4.198%, 06/01/2032	1,499,414	0.6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
560,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	$554,362	0.2
125,000		Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	122,757	0.1
190,000	(2)	JPMorgan Chase & Co., 0.824%, 06/01/2025	187,882	0.1
2,134,000	(2)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,114,387	0.9
797,000	(2)	JPMorgan Chase & Co., 1.040%, 02/04/2027	771,742	0.3
699,000	(2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	685,489	0.3
222,000	(2)	JPMorgan Chase & Co., 1.514%, 06/01/2024	223,759	0.1
884,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	852,332	0.3
243,000	(2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	241,156	0.1
187,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	188,662	0.1
1,609,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,646,584	0.7
64,000	(2)	JPMorgan Chase & Co., 2.525%, 11/19/2041	60,987	0.0
263,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	266,660	0.1
43,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	43,278	0.0
376,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2041	390,189	0.2
323,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	334,624	0.1
298,000	(2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	311,659	0.1
319,000	(2)	JPMorgan Chase & Co., 3.328%, 04/22/2052	342,173	0.1
228,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	268,059	0.1
465,000	(2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	528,184	0.2
480,000	(3)	Kimco Realty Corp., 3.800%, 04/01/2027	519,740	0.2
566,000	(1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	532,897	0.2
431,000		Life Storage L.P., 2.400%, 10/15/2031	424,123	0.2
317,000	(2)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	323,404	0.1
106,000	(2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	112,039	0.0
512,000	(1)	LSEGA Financing PLC, 1.375%, 04/06/2026	502,315	0.2
253,000	(1)	LSEGA Financing PLC, 2.500%, 04/06/2031	254,001	0.1
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	209,148	0.1
1,117,000		Main Street Capital Corp., 3.000%, 07/14/2026	1,121,447	0.5
259,000		Mid-America Apartments L.P., 2.875%, 09/15/2051	255,882	0.1
499,000		Mid-America Apartments L.P., 4.200%, 06/15/2028	562,681	0.2
460,000	(2)	Morgan Stanley, 0.731%, 04/05/2024	458,696	0.2
205,000	(2)	Morgan Stanley, 0.791%, 01/22/2025	203,016	0.1
313,000	(2)	Morgan Stanley, 0.985%, 12/10/2026	303,751	0.1
1,224,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	1,205,174	0.5
326,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	322,958	0.1
373,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	356,795	0.1
802,000	(2)	Morgan Stanley, 2.188%, 04/28/2026	818,349	0.3
754,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	738,272	0.3
250,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	250,028	0.1
371,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	382,536	0.2
1,701,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	1,855,469	0.8
93,000		Morgan Stanley, 3.625%, 01/20/2027	100,897	0.0
830,000	(2)	NatWest Group PLC, 3.032%, 11/28/2035	819,944	0.3
375,000	(2)	NatWest Group PLC, 4.269%, 03/22/2025	397,004	0.2
413,000		Oaktree Specialty Lending Corp., 2.700%, 01/15/2027	410,055	0.2
267,000		Old Republic International Corp., 3.850%, 06/11/2051	287,807	0.1
621,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	654,138	0.3
1,066,000		SLM Corp., 3.125%, 11/02/2026	1,056,886	0.4
430,000	(1),(2)	Standard Chartered PLC, 1.822%, 11/23/2025	429,756	0.2
357,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	373,291	0.2
573,000		Truist Bank, 0.853%, (US0003M + 0.650%), 03/15/2028	557,110	0.2
480,000	(2)	Truist Financial Corp., 1.267%, 03/02/2027	471,192	0.2
400,000	(2)	Truist Financial Corp., 1.887%, 06/07/2029	394,183	0.2
250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	259,696	0.1
885,000		UBS AG, 5.125%, 05/15/2024	948,789	0.4
608,000	(1),(2)	UBS Group AG, 4.375%, 12/31/2199	602,102	0.2
221,000	(2)	UBS Group AG, 5.125%, 12/31/2199	235,586	0.1
485,000	(1),(2)	UniCredit SpA, 3.127%, 06/03/2032	479,800	0.2
207,000		Unum Group, 4.125%, 06/15/2051	210,575	0.1
160,000		Visa, Inc., 4.150%, 12/14/2035	191,782	0.1
461,000		Visa, Inc., 4.300%, 12/14/2045	581,357	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
148,000	(2)	Wells Fargo & Co., 3.068%, 04/30/2041	$152,084	0.1
212,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	290,081	0.1
158,000		Westpac Banking Corp., 1.953%, 11/20/2028	157,498	0.1
368,000	(2)	Westpac Banking Corp., 3.020%, 11/18/2036	364,180	0.1
232,000		Westpac Banking Corp., 3.133%, 11/18/2041	230,370	0.1
315,000		Weyerhaeuser Co., 8.500%, 01/15/2025	379,546	0.2
643,000		XLIT Ltd., 4.450%, 03/31/2025	697,667	0.3
433,000		XLIT Ltd., 5.500%, 03/31/2045	594,560	0.2
			74,580,873	30.4

		Industrial: 4.7%
391,000		Boeing Co/The, 3.250%, 02/01/2028	407,754	0.2
660,000		Boeing Co/The, 4.508%, 05/01/2023	689,543	0.3
314,000		Boeing Co/The, 4.875%, 05/01/2025	343,805	0.1
376,000		Boeing Co/The, 5.705%, 05/01/2040	483,635	0.2
148,000		Boeing Co/The, 5.805%, 05/01/2050	200,793	0.1
58,000		Boeing Co/The, 5.930%, 05/01/2060	80,708	0.0
233,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	283,748	0.1
99,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	120,885	0.1
157,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	205,564	0.1
179,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	240,383	0.1
225,000		Canadian Pacific Railway Co., 3.100%, 12/02/2051	231,819	0.1
190,000		Canadian Pacific Railway Co., 3.000%, 12/02/2041	194,659	0.1
607,000	(1)	Cellnex Finance Co. SA, 3.875%, 07/07/2041	581,406	0.2
440,000		CSX Corp., 4.650%, 03/01/2068	574,883	0.2
354,000		Emerson Electric Co., 2.200%, 12/21/2031	352,725	0.1
237,578		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	234,779	0.1
510,000		FedEx Corp., 3.875%, 08/01/2042	561,198	0.2
100,000		FedEx Corp., 3.900%, 02/01/2035	111,785	0.0
256,000		FedEx Corp., 4.100%, 04/15/2043	287,696	0.1
185,000		GE Capital Funding LLC, 4.050%, 05/15/2027	204,619	0.1
268,000		Norfolk Southern Corp., 3.950%, 10/01/2042	307,395	0.1
231,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	240,518	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,080	0.0
210,000		Raytheon Technologies Corp., 4.350%, 04/15/2047	255,809	0.1
81,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	97,821	0.0
291,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	360,548	0.2
30,000		Raytheon Technologies Corp., 4.800%, 12/15/2043	38,042	0.0
120,000		Republic Services, Inc., 0.875%, 11/15/2025	116,741	0.1
751,000	(1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	767,396	0.3
256,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	253,748	0.1
85,000		Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	92,928	0.0
114,000		Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	121,071	0.1
163,000		Union Pacific Corp., 3.550%, 08/15/2039	181,002	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	66,667	0.0
93,000		Union Pacific Corp., 3.799%, 04/06/2071	108,016	0.0
312,000		Union Pacific Corp., 3.839%, 03/20/2060	368,532	0.2
113,000		Union Pacific Corp., 4.100%, 09/15/2067	137,760	0.1
121,000		Waste Management, Inc., 2.950%, 06/01/2041	126,501	0.1
536,000		WestRock RKT LLC, 4.000%, 03/01/2023	550,532	0.2
392,000		WRKCo, Inc., 3.000%, 06/15/2033	403,701	0.2
70,000		WRKCo, Inc., 4.650%, 03/15/2026	78,123	0.0
447,000		Xylem, Inc./NY, 3.250%, 11/01/2026	477,749	0.2
			11,545,067	4.7

		Technology: 7.0%
1,684,000		Apple, Inc., 1.200%, 02/08/2028	1,636,612	0.7
276,000		Apple, Inc., 2.700%, 08/05/2051	273,551	0.1
665,000		Apple, Inc., 2.850%, 08/05/2061	668,333	0.3
286,000		Apple, Inc., 3.850%, 05/04/2043	337,554	0.1
603,000		Apple, Inc., 4.250%, 02/09/2047	754,945	0.3
113,000		Apple, Inc., 4.375%, 05/13/2045	142,828	0.1
110,000		Apple, Inc., 4.500%, 02/23/2036	138,229	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
73,000		Apple, Inc., 4.650%, 02/23/2046	$95,978	0.0
448,000		Autodesk, Inc., 2.400%, 12/15/2031	447,202	0.2
177,000	(1)	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	175,239	0.1
270,000	(1)	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	259,696	0.1
532,000		Fiserv, Inc., 3.500%, 07/01/2029	572,696	0.2
696,000		Fortinet, Inc., 1.000%, 03/15/2026	674,838	0.3
228,000		Fortinet, Inc., 2.200%, 03/15/2031	223,378	0.1
822,000	(1)	HP, Inc., 2.650%, 06/17/2031	811,263	0.3
583,000		Intel Corp., 2.800%, 08/12/2041	582,726	0.2
239,000		Intel Corp., 3.200%, 08/12/2061	245,483	0.1
114,000		Intel Corp., 3.400%, 03/25/2025	121,262	0.1
170,000		Intel Corp., 3.700%, 07/29/2025	183,582	0.1
103,000		Intel Corp., 4.750%, 03/25/2050	137,502	0.1
536,000		International Business Machines Corp., 3.500%, 05/15/2029	582,234	0.2
222,000	(1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	216,283	0.1
469,000	(1)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	454,262	0.2
290,000	(1)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	281,606	0.1
5,000		Microsoft Corp., 2.525%, 06/01/2050	4,890	0.0
148,000		Microsoft Corp., 2.675%, 06/01/2060	148,019	0.1
612,000		Microsoft Corp., 2.921%, 03/17/2052	651,454	0.3
81,000		Microsoft Corp., 3.450%, 08/08/2036	93,395	0.0
593,000		NVIDIA Corp., 1.550%, 06/15/2028	588,732	0.2
796,000		NVIDIA Corp., 2.000%, 06/15/2031	792,705	0.3
193,000		NVIDIA Corp., 3.500%, 04/01/2040	217,325	0.1
101,000		NVIDIA Corp., 3.700%, 04/01/2060	121,095	0.0
241,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	241,444	0.1
105,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	105,855	0.0
164,000		Oracle Corp., 2.950%, 05/15/2025	170,424	0.1
190,000		Oracle Corp., 3.850%, 04/01/2060	188,188	0.1
587,000		Oracle Corp., 4.125%, 05/15/2045	620,734	0.3
284,000		Oracle Corp., 4.000%, 11/15/2047	295,589	0.1
159,000		Oracle Corp., 2.300%, 03/25/2028	158,588	0.1
250,000		Oracle Corp., 3.600%, 04/01/2050	245,257	0.1
288,000		salesforce.com, Inc., 2.700%, 07/15/2041	288,190	0.1
115,000		salesforce.com, Inc., 2.900%, 07/15/2051	117,332	0.0
1,078,000	(1)	TSMC Global Ltd., 1.250%, 04/23/2026	1,056,974	0.4
589,000	(1)	TSMC Global Ltd., 2.250%, 04/23/2031	584,026	0.2
597,000		VMware, Inc., 1.400%, 08/15/2026	587,343	0.2
10,000		Western Digital Corp., 2.850%, 02/01/2029	10,112	0.0
			17,304,953	7.0

		Utilities: 12.1%
113,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	107,780	0.0
141,000		AES Corp./The, 1.375%, 01/15/2026	137,022	0.1
188,000		Alabama Power Co., 2.800%, 04/01/2025	195,078	0.1
427,000		Alabama Power Co., 3.000%, 03/15/2052	427,039	0.2
117,000		Alabama Power Co., 3.450%, 10/01/2049	124,297	0.1
16,000		Alabama Power Co., 3.850%, 12/01/2042	17,866	0.0
155,000		Alabama Power Co., 5.200%, 06/01/2041	198,439	0.1
188,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	186,788	0.1
255,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	259,023	0.1
187,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	240,538	0.1
114,000		Appalachian Power Co., 3.400%, 06/01/2025	120,427	0.0
147,000		Appalachian Power Co., 4.500%, 03/01/2049	177,126	0.1
1,121,000	(2)	CMS Energy Corp., 4.750%, 06/01/2050	1,221,890	0.5
211,000		Commonwealth Edison Co., 3.800%, 10/01/2042	238,645	0.1
154,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	192,809	0.1
250,000		Dominion Energy, Inc., 3.071%, 08/15/2024	258,936	0.1
80,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	90,430	0.0
416,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	478,559	0.2
734,000		Duke Energy Corp., 2.550%, 06/15/2031	735,482	0.3
60,000		Duke Energy Corp., 3.150%, 08/15/2027	63,161	0.0

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
167,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	$169,215	0.1
224,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	267,200	0.1
246,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	290,471	0.1
165,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	219,111	0.1
71,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	73,737	0.0
180,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	199,606	0.1
216,000		Duke Energy Ohio, Inc., 4.300%, 02/01/2049	259,905	0.1
305,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	356,882	0.1
369,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	427,585	0.2
195,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	229,651	0.1
92,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	85,745	0.0
380,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	400,224	0.2
217,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	258,080	0.1
100,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	111,143	0.0
337,000		Entergy Louisiana LLC, 0.620%, 11/17/2023	334,417	0.1
20,000		Entergy Louisiana LLC, 3.250%, 04/01/2028	21,283	0.0
35,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	36,419	0.0
130,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	147,912	0.1
159,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	189,584	0.1
705,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	758,377	0.3
288,000		Entergy Louisiana LLC, 5.400%, 11/01/2024	319,365	0.1
67,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	72,436	0.0
152,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	175,166	0.1
821,000		Eversource Energy, 1.400%, 08/15/2026	805,522	0.3
244,000		Eversource Energy, 2.900%, 10/01/2024	252,925	0.1
607,000		Exelon Corp., 4.950%, 06/15/2035	724,360	0.3
1,089,000		FirstEnergy Corp., 4.400%, 07/15/2027	1,173,777	0.5
240,000		Florida Power & Light Co., 2.875%, 12/04/2051	244,020	0.1
135,000		Florida Power & Light Co., 5.400%, 09/01/2035	175,015	0.1
85,000		Florida Power & Light Co., 5.650%, 02/01/2037	113,207	0.0
205,000		Georgia Power Co., 4.300%, 03/15/2043	234,012	0.1
153,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	157,667	0.1
51,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	69,693	0.0
279,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	292,024	0.1
314,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	345,352	0.1
118,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	119,718	0.0
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	333,941	0.1
228,000		MidAmerican Energy Co., 4.250%, 05/01/2046	278,473	0.1
450,000		MidAmerican Energy Co., 4.400%, 10/15/2044	552,315	0.2
118,000		Mississippi Power Co., 4.250%, 03/15/2042	135,725	0.1
45,000		Mississippi Power Co., 4.750%, 10/15/2041	51,823	0.0
205,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	219,414	0.1
179,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 04/25/2027	190,211	0.1
200,000		National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	225,890	0.1
428,000	(2)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	460,688	0.2
768,000	(1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	817,782	0.3
1,007,000		NextEra Energy Capital Holdings, Inc., 0.450%, (SOFRRATE + 0.400%), 11/03/2023	1,007,171	0.4
633,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	637,140	0.3
320,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	320,993	0.1
345,000	(2)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	351,194	0.1
315,000	(1)	Oncor Electric Delivery Co. LLC, 2.700%, 11/15/2051	303,736	0.1
293,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	296,925	0.1
230,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	234,274	0.1
135,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	135,587	0.1
493,000		PacifiCorp, 4.100%, 02/01/2042	566,012	0.2
322,000		PacifiCorp, 4.150%, 02/15/2050	381,913	0.2
307,000		PECO Energy Co., 2.850%, 09/15/2051	304,811	0.1
108,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	111,214	0.0
125,000		Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	130,371	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Utilities: (continued)
398,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	$414,520	0.2
149,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	167,351	0.1
386,000		Public Service Co. of Oklahoma, 2.200%, 08/15/2031	379,510	0.2
249,000		Public Service Co. of Oklahoma, 3.150%, 08/15/2051	251,536	0.1
900,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	890,355	0.4
605,000	(2)	Sempra Energy, 4.125%, 04/01/2052	613,030	0.3
930,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	1,009,346	0.4
65,000		Southern California Edison Co., 3.650%, 02/01/2050	68,954	0.0
132,000		Southern California Edison Co., 4.050%, 03/15/2042	143,614	0.1
149,000		Southern California Edison Co., 4.125%, 03/01/2048	167,534	0.1
229,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	266,946	0.1
88,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	120,011	0.0
684,000	(2)	Southern Co/The, 4.000%, 01/15/2051	701,100	0.3
65,000		Southwestern Public Service Co., 3.300%, 06/15/2024	67,687	0.0
122,000		Tucson Electric Power Co., 4.000%, 06/15/2050	140,975	0.1
272,000		Union Electric Co., 2.150%, 03/15/2032	267,285	0.1
435,000		Virginia Electric and Power Co., 3.800%, 04/01/2028	476,469	0.2
			29,775,967	12.1

		Total Corporate Bonds/Notes
		(Cost $227,359,288)	232,518,070	94.6

U.S. TREASURY OBLIGATIONS: 2.7%
			U.S. Treasury Bonds: 2.2%
2,148,800		1.375%,11/15/2031	2,122,276	0.9
1,346,100		2.000%,08/15/2051	1,372,601	0.5
2,014,000		2.000%,11/15/2041	2,037,601	0.8
			5,532,478	2.2

			U.S. Treasury Notes: 0.5%
6,100		0.500%,11/30/2023	6,077	0.0
54,500		0.750%,12/31/2023	54,515	0.0
27,500		1.250%,11/30/2026	27,487	0.0
269,600		1.250%,12/31/2026	269,347	0.1
596,300		1.375%,12/31/2028	593,785	0.3
171,600		1.500%,11/30/2028	172,324	0.1
			1,123,535	0.5

		Total U.S. Treasury Obligations
		(Cost $6,648,278)	6,656,013	2.7

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
			Utilities: 0.2%
20,000	(4),(5)	Southern Company	$542,200	0.2

		Total Preferred Stock
		(Cost $500,000)	542,200	0.2

		Total Long-Term Investments
		(Cost $234,507,566)	239,716,283	97.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
			Repurchase Agreements: 0.8%
867,149	(6)	Daiwa Capital Markets, Repurchase Agreement dated 12/31/21, 0.04%, due 01/03/22 (Repurchase Amount $867,152, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $884,492, due 02/10/22-01/01/52)	867,149	0.4
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 05/15/22-12/01/51)	1,000,000	0.4

		Total Repurchase Agreements

		Total Short-Term Investments
		(Cost $1,867,149)	1,867,149	0.8

		Total Investments in Securities (Cost $236,374,715)	$241,583,432	98.3
		Assets in Excess of Other Liabilities	4,156,671	1.7
		Net Assets	$245,740,103	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(3)	Security, or a portion of the security, is on loan.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Non-income producing security.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Preferred Stock	$542,200	$–	$–	$542,200
Corporate Bonds/Notes	–	232,518,070	–	232,518,070
U.S. Treasury Obligations	–	6,656,013	–	6,656,013
Short-Term Investments	–	1,867,149	–	1,867,149
Total Investments, at fair value	$542,200	$241,041,232	$–	$241,583,432
Other Financial Instruments+
Futures	8,540	–	–	8,540
Total Assets	$550,740	$241,041,232	$–	$241,591,972
Liabilities Table
Other Financial Instruments+
Futures	$(155,776)	$–	$–	$(155,776)
Total Liabilities	$(155,776)	$–	$–	$(155,776)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2021, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	69	03/31/22	$15,053,859	$(10,062)
U.S. Treasury 5-Year Note	24	03/31/22	2,903,438	8,540
U.S. Treasury Ultra Long Bond	10	03/22/22	1,971,250	(18,396)
			$19,928,547	$(19,918)
Short Contracts:
U.S. Treasury 10-Year Note	(5)	03/22/22	(652,344)	(7,354)
U.S. Treasury Long Bond	(14)	03/22/22	(2,246,125)	(19,732)
U.S. Treasury Ultra 10-Year Note	(45)	03/22/22	(6,589,687)	(100,232)
			$(9,488,156)	$(127,318)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $236,938,120.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,352,525
Gross Unrealized Depreciation	(1,854,449)

Net Unrealized Appreciation	$4,498,076